DUNHAM FUNDS

Dunham Real Estate Stock Fund

Class A (DAREX) | Class C (DCREX)| Class N (DNREX)

Supplement dated September 8, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated March 1, 2025

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective Immediately, Creede Murphy no longer serves as Portfolio Manager of the Dunham Real Estate Stock Fund. All references to Creede Murphy in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted in their entirety.

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If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information each dated March 1, 2025.

Investors Should Retain This Supplement For Future Reference

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